Retirement Plans Assumptions (Details)	12 Months Ended								4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2013 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Pension Plans of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 United States Pension Plans of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Postretirement Benefit Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Postretirement Benefit Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans, Defined Benefit [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans, Defined Benefit [Member]	Sep. 30, 2010 Supplemental Employee Retirement Plans, Defined Benefit [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans, Defined Benefit [Member] Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.22%	5.27%						5.27%	4.22%	4.90%	4.14%		4.90%	4.14%						2.57%	0.87%	4.22%	4.61%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			3.22%		2.00%		2.50%				3.00%	3.00%		3.13%		3.00%	3.25%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.50%	8.00%	7.86%	8.65%									6.90%	6.00%		3.51%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			3.11%		2.75%	2.00%	3.32%	3.50%			3.75%	3.00%		3.75%		3.00%	3.25%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		5.27%	5.50%	5.53%					5.56%	5.27%	5.13%	4.90%		5.13%		3.51%	4.90%			4.21%	0.87%	0.24%	4.61%	5.09%